Taxation - Per share effect of tax holidays (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation
Net gain per ordinary share effect-basic	¥ 0.13	¥ 0.22	¥ 0.40
Net gain per ordinary share effect-diluted	¥ 0.12	¥ 0.22	¥ 0.40